Segment reporting - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
ASSETS
Vessels	$ 3,177,262		$ 3,520,067	[1]
Right-of-use assets	(58,908)	$ (87,598)	0	[1]
Other tangible assets	2,265		1,943	[1]
Intangible assets	39		105	[1]
Receivables	71,083		38,658	[1]
Investments in equity accounted investees (Note 26)	50,322		43,182	[1]
Deferred tax assets	2,715		2,255	[1]
Total non-current assets	3,362,594		3,606,210	[1]
Total current assets	802,249		521,141	[1]
TOTAL ASSETS	4,164,843		4,127,351	[1]
EQUITY and LIABILITIES
Total equity	2,311,855		2,260,523
Bank and other loans	1,173,944		1,421,465
Other notes	198,571		148,166	[1]
Other borrowings	(107,978)		0	[1]
Lease liabilities	(43,161)		0	[1]
Other payables	3,809		1,451	[1]
Deferred tax liabilities	0		0
Employee benefits	8,094		4,336	[1]	$ 3,984
Provisions	1,381		4,288	[1]
Total non-current liabilities	1,536,938		1,579,706	[1]
Total current liabilities	316,050		287,122	[1]
TOTAL EQUITY and LIABILITIES	4,164,843		4,127,351	[1]
Operating segments | Tankers
ASSETS
Vessels	3,198,993		3,520,067
Right-of-use assets	(58,908)		0
Other tangible assets	2,265		1,943
Intangible assets	39		105
Receivables	52,502		38,658
Investments in equity accounted investees (Note 26)	2,355		1,915
Deferred tax assets	2,715		2,255
Total non-current assets	3,317,777		3,564,943
Total current assets	805,613		521,536
TOTAL ASSETS	4,123,390		4,086,479
EQUITY and LIABILITIES
Total equity	2,268,490		2,219,648
Bank and other loans	1,173,944		1,421,465
Other notes	198,571		148,166
Other borrowings	(107,978)		0
Lease liabilities	(43,161)		0
Other payables	3,809		1,451
Deferred tax liabilities	0		0
Employee benefits	8,094		4,336
Provisions	1,381		4,288
Total non-current liabilities	1,536,938		1,579,706
Total current liabilities	317,962		287,125
TOTAL EQUITY and LIABILITIES	4,123,390		4,086,479
Operating segments | FSO
ASSETS
Vessels	131,958		150,029
Right-of-use assets	0		0
Other tangible assets	0		0
Intangible assets	0		0
Receivables	0		0
Investments in equity accounted investees (Note 26)	0		0
Deferred tax assets	1,116		1,229
Total non-current assets	133,074		151,258
Total current assets	10,405		15,784
TOTAL ASSETS	143,479		167,042
EQUITY and LIABILITIES
Total equity	43,365		40,874
Bank and other loans	67,962		97,480
Other notes	0		0
Other borrowings	0		0
Lease liabilities	0		0
Other payables	539		355
Deferred tax liabilities	4,769		4,283
Employee benefits	0		0
Provisions	0		0
Total non-current liabilities	73,270		102,118
Total current liabilities	26,844		24,050
TOTAL EQUITY and LIABILITIES	143,479		167,042
Less: Equity-accounted investees
ASSETS
Vessels	153,689		150,029
Right-of-use assets	0		0
Other tangible assets	0		0
Intangible assets	0		0
Receivables	(18,581)		0
Investments in equity accounted investees (Note 26)	(47,967)		(41,267)
Deferred tax assets	1,116		1,229
Total non-current assets	88,257		109,991
Total current assets	13,769		16,179
TOTAL ASSETS	102,026		126,170
EQUITY and LIABILITIES
Total equity	0		(1)
Bank and other loans	67,962		97,480
Other notes	0		0
Other borrowings	0		0
Lease liabilities	0		0
Other payables	539		355
Deferred tax liabilities	4,769		4,283
Employee benefits	0		0
Provisions	0		0
Total non-current liabilities	73,270		102,118
Total current liabilities	28,756		24,053
TOTAL EQUITY and LIABILITIES	$ 102,026		$ 126,170

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.